Marketable securities and other securities investments	12 Months Ended
Mar. 31, 2018
Marketable securities and other securities investments

5. Marketable securities and other securities investments:

Marketable securities and other securities investments include public and corporate bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2017
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	5,789,221	145,640	49,030	5,885,831
Common stocks	668,345	2,018,910	321	2,686,934
Other	819,514	9,724	2,670	826,568

Total	7,277,080	2,174,274	52,021	9,399,333

Securities not practicable to determine fair value
Public and corporate bonds	25,257
Common stocks	76,936

Total	102,193

	Yen in millions
	March 31, 2018
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	6,276,811	150,198	118,275	6,308,734
Common stocks	676,959	1,910,767	5,611	2,582,115
Other	730,334	8,058	1,413	736,979

Total	7,684,104	2,069,023	125,299	9,627,828

Securities not practicable to determine fair value
Public and corporate bonds	29,980
Common stocks	109,875

Total	139,855

Japanese bonds and foreign bonds including U.S., European and other bonds represent 28% and 72% (as of March 31, 2017) and 16% and 84% (as of March 31, 2018) of public and corporate bonds included in available-for-sale, respectively. Listed stocks on the Japanese stock markets represent 92% and 93% of common stocks which are included in available-for-sale as of March 31, 2017 and 2018, respectively. Public and corporate bonds include government bonds, and “Other” includes investment trusts.

Unrealized losses continuing over a 12 month period or more in the aggregate were not material as of March 31, 2017 and 2018.

As of March 31, 2017 and 2018, maturities of public and corporate bonds included in available-for-sale are mainly from 1 to 10 years.

Proceeds from sales of available-for-sale securities were ¥108,708 million, ¥251,940 million and ¥248,046 million for the years ended March 31, 2016, 2017 and 2018, respectively. On those sales, gross realized gains were ¥9,500 million, ¥61,038 million and ¥7,684 million and gross realized losses were ¥365 million, ¥108 million and ¥278 million, respectively.

During the years ended March 31, 2016, 2017 and 2018, Toyota recognized impairment losses on available-for-sale securities of ¥9,272 million, ¥7,073 million and ¥846 million, respectively, which are included in “Other income (loss), net” and other in the accompanying consolidated statements of income.

In the ordinary course of business, Toyota maintains long-term investment securities, included in “Marketable securities and other securities investments” and issued by a number of non-public companies which are recorded at cost, as their fair values were not readily determinable. Management employs a systematic methodology to assess the recoverability of such investments by reviewing the financial viability of the underlying companies and the prevailing market conditions in which these companies operate to determine if Toyota’s investment in each individual company is impaired and whether the impairment is other-than-temporary. Toyota periodically performs this impairment test for significant investments recorded at cost. If the impairment is determined to be other-than-temporary, the carrying value of the investment is written-down by the impaired amount and the losses are recognized currently in operations.